Segment Information	12 Months Ended
Dec. 31, 2017
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Segment Information

Note 4: Segment Information

The Company is organized as three reportable segments, reflecting how the businesses are managed: Financial & Risk, Legal, and Tax & Accounting. The accounting policies applied by the segments are the same as those applied by the Company.

Results from the Reuters News business are excluded from reportable segments as they do not qualify as a component of the Company’s three reportable segments, nor as a separate reportable segment.

The reportable segments offer products and services to target markets as described below.

Financial & Risk

The Financial & Risk segment is a provider of critical news, information and analytics, enabling transactions and connecting communities of trading, investment, financial and corporate professionals. Financial & Risk also provides regulatory and operational risk management solutions.

Legal

The Legal segment is a provider of critical online and print information, decision tools, software and services that support legal, investigation, business and government professionals around the world.

Tax & Accounting

The Tax & Accounting segment is a provider of integrated tax compliance and accounting information, software and services for professionals in accounting firms, corporations, law firms and government.

The Company also reports “Corporate & Other”, which includes expenses for corporate functions and the results of the Reuters News business. Neither Corporate & Other nor the Reuters News business qualify as a component of another reportable segment nor as a separate reportable segment.

	Year ended December 31,
	2017	2016
Revenues
Financial & Risk	6,112	6,057
Legal	3,390	3,367
Tax & Accounting	1,551	1,452
Corporate & Other (Reuters News)	296	304
Eliminations	(16)	(14)
Consolidated revenues	11,333	11,166

Adjusted EBITDA
Financial & Risk	1,916	1,629
Legal	1,279	1,232
Tax & Accounting	495	414
Corporate & Other (includes Reuters News)	(253)	(321)
Adjusted EBITDA	3,437	2,954
Fair value adjustments (see note 5)	(183)	(20)
Depreciation	(296)	(313)
Amortization of computer software	(699)	(711)
Amortization of other identifiable intangible assets	(468)	(528)
Other operating (losses) gains, net	(36)	8
Consolidated operating profit	1,755	1,390
Net interest expense	(362)	(403)
Other finance (costs) income	(203)	50
Share of post-tax (losses) earnings in equity method investments	(2)	4
Tax benefit	274	15
Earnings from continuing operations	1,462	1,056

	Depreciation and Amortization of Computer Software		Additions to Capital Assets(1) and Goodwill		Total Assets
	Year ended December 31,		Year ended December 31,		December 31,
	2017	2016	2017	2016	2017	2016
Financial & Risk	581	585	464	381	14,872	14,507
Legal	247	248	162	157	5,717	5,731
Tax & Accounting	131	131	141	119	1,830	1,874
Reportable segments	959	964	767	657	22,419	22,112
Corporate & Other (includes Reuters News)	36	60	440	417	4,061	5,740
Assets related to discontinued operations	-	-	-	44	-	-
Total	995	1,024	1,207	1,118	26,480	27,852

(1) Capital assets include computer hardware and other property, computer software and other identifiable intangible assets.

Geographic Information	Revenues		Non-Current Assets(2)
	Year ended December 31,		December 31,
(by country of origin)	2017	2016	2017	2016
U.S.	6,441	6,291	12,344	12,475
Canada (country of domicile)	313	301	1,185	1,175
Other	293	278	296	313
Americas (North America, Latin America, South America)	7,047	6,870	13,825	13,963

U.K.	1,447	1,514	3,085	2,890
Other	1,566	1,529	4,514	4,327
EMEA (Europe, Middle East and Africa)	3,013	3,043	7,599	7,217

Asia Pacific	1,273	1,253	1,522	1,506
Total	11,333	11,166	22,946	22,686

(2) Non-current assets are primarily comprised of computer hardware and other property, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.

In 2017, management changed the profitability measure that it uses to assess the performance of its reportable segments from segment operating profit, which it no longer uses, to segment adjusted EBITDA. These profitability measures are the same, except that segment adjusted EBITDA excludes depreciation of fixed assets and amortization of computer software. Management uses a number of measures to assess the performance of its segments internally. Segment adjusted EBITDA is reported externally, as it represents the internal profitability measure most closely aligned with the measurement of the consolidated income statement.

Adjusted EBITDA

•	Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments and corporate related items.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•	Each segment includes an allocation of costs for centralized support services such as technology, editorial, real estate and certain global transaction processing functions that are based on usage or other applicable measures. However, certain technology and real estate assets associated with these allocations are not included within the reportable segments, but remain in Corporate & Other.

•	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate & Other.

Revenue by Classes of Similar Products or Services

The following table sets forth revenues by major type:

	Year ended December 31,
	2017	2016
Electronic, software & services	10,578	10,354
Print	755	812
Total	11,333	11,166